Dislclosure of detailed information about key assumptions for the CGU's (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Statement [Line Items]
Goodwill	$ 111,204		$ 111,204
Post-tax real discount rate	4.20%	4.20%	5.00%	5.00%
Long-term gold price [Member]
Statement [Line Items]
Goodwill		$ 1,300		$ 1,280
Long-term silver price [Member]
Statement [Line Items]
Goodwill		$ 18		$ 17